Goodwill - Additional Information (Details)	12 Months Ended
	Dec. 31, 2021 Unit Segment Plant Country	Dec. 31, 2020
Disclosure Of Reconciliation Of Changes In Goodwill [Line Items]
Number of segments | Segment	2
Number of Cash-generating Unit | Unit	2
Growth rate	1.00%
Drug Containment Systems
Disclosure Of Reconciliation Of Changes In Goodwill [Line Items]
Number of countries where production plant located	5
Percentage of average contraction of EBITDA at continuing value	44.61%
Drug Containment Systems | Weighted Average Cost of Capital, Measurement Input
Disclosure Of Reconciliation Of Changes In Goodwill [Line Items]
Further sensitivity analysis resulted in identification of breakeven	17.07%
In Vitro Diagnostic Consumables Drug Delivery Systems
Disclosure Of Reconciliation Of Changes In Goodwill [Line Items]
Number of countries where production plant located	2
Number Of Plants | Plant	2
Percentage of average contraction of EBITDA at continuing value	20.52%
In Vitro Diagnostic Consumables Drug Delivery Systems | Weighted Average Cost of Capital, Measurement Input
Disclosure Of Reconciliation Of Changes In Goodwill [Line Items]
Further sensitivity analysis resulted in identification of breakeven	9.37%
Engineering Systems
Disclosure Of Reconciliation Of Changes In Goodwill [Line Items]
Discount rate	6.20%	6.70%
Percentage of average contraction of EBITDA at continuing value	59.15%
Engineering Systems | Weighted Average Cost of Capital, Measurement Input
Disclosure Of Reconciliation Of Changes In Goodwill [Line Items]
Further sensitivity analysis resulted in identification of breakeven	19.58%
DCS and IVD & DDS
Disclosure Of Reconciliation Of Changes In Goodwill [Line Items]
Discount rate	6.30%	6.40%